Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues
Consulting fees - related parties	$ 0	$ 50,000	$ 54,000	$ 15,000
Sponsorships - related parties	0	4,000	101,000	0
Revenues	0	54,000	155,000	15,000
Race expenses			40,178	32,305
Consulting - related parties	21,533	15,000	92,250	60,000
General and administrative	17,500	25,030	92,025	43,155
Professional fees	29,738	12,000	47,703	63,613
Total operating expenses	68,771	52,030	272,156	199,073
Loss from operations	(68,771)	1,970	(117,156)	(184,073)
Other expenses:
Interest expense - unrelated parties	(1,875)	(1,875)	(7,500)	(7,500)
Interest expense - related parties	(2,363)	(9,256)	(22,340)	(35,072)
Interest income - related parties	1,500	0	4,145	0
Total other income (expense)	(2,738)	(11,131)	(25,695)	(42,572)
Loss before income taxes	(71,509)	(9,161)	(142,851)	(226,645)
Provision for income tax	0	0	0	0
Net loss	$ (71,509)	$ (9,161)	$ (142,851)	$ (226,645)
Net loss per share (Basic and fully diluted)	$ 0.00	$ 0.00	$ (0.01)	$ (0.03)
Weighted average number of common shares outstanding	13,929,581	7,874,025	10,747,298	7,929,581